RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions And Balances Tables Abstract
Schedule of Related Party Transactions and Balances
	2018	2017	2016

Salaries, benefits, and consulting fees	$956	$860	$1,277
Share-based payments	531	1,718	891
	$1,487	$2,578	$2,168

Schedule of Due to Related Parties

	December 31, 2018	December 31, 2017	January 1, 2017

Oniva International Services Corp.	$107	$139	$127
Directors	47	42	45
Jasman Yee & Associates, Inc.	3	6	4
Intermark Capital Corp.	-	-	20
Wear Wolfin Designs Ltd.	-	-	3
	$157	$187	$199

Schedule of Related Party Transactions with Oniva
	2018	2017	2016

Salaries and benefits	$594	$450	$297
Office and miscellaneous	560	567	507
Exploration and evaluation assets	353	352	248
	$1,507	$1,369	$1,052